Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Receivable
Summary of accounts receivable

	December 31,
	2010	2011
	RMB	RMB	US$

Accounts receivable	2,218,801	2,473,683	393,029
Less: Allowance for doubtful accounts	(309,482)	(343,306)	(54,546)
Total accounts receivable, net	1,909,319	2,130,377	338,483

Schedule of the movement of the allowance for doubtful accounts

	Year ended December 31,
	2009	2010	2011
	RMB	RMB	RMB	US$

Beginning balance	(986)	(323,025)	(309,482)	(49,172)
Additions	(322,668)	(788)	(45,612)	(7,246)
Reversal of allowance for doubtful accounts	—	13,886	6,624	1,051
Write-off of accounts receivable charged	629	445	5,164	821
Ending balance	(323,025)	(309,482)	(343,306)	(54,546)